Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [Line Items]
Financial asset at fair value through profit or loss		₩ 1,552
Derivatives		842
Cash and cash equivalents	₩ 2,365,022	2,602,560	₩ 1,558,696	₩ 751,662
Deposits in banks	78,411	758,089
Trade accounts and notes receivable	2,829,163	4,325,120
Non-trade receivable	159,238	150,554
Accrued income	10,075	14,273
Deposits	91,123	30,378
Short-term loans	16,116	16,766
Long-term loans	55,048	32,408
Long-term non-trade receivable	11,448	8,738
Derivatives	25,758
Secured bank borrowings	268,093	642,172
Unsecured bank borrowings	5,958,427	2,950,184
Unsecured bond issues	2,332,257	2,010,762
Trade accounts and notes payable	3,087,461	2,875,090
Other accounts payable	3,566,629	3,169,937
Long-term other accounts payable	3,103	2
Security deposits	10,955
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets		162
Financial asset at fair value through profit or loss		1,552
Derivatives	13,059	842
Derivatives	25,758
Secured bank borrowings	268,093	642,172
Unsecured bank borrowings	6,013,903	2,955,399
Unsecured bond issues	2,384,987	2,016,086
Other accounts payable		3,170,147
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,681
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,681
Debt securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets		162
Debt securities [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale financial assets		₩ 162
Convertible bonds [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial asset at fair value through profit or loss	1,327
Financial assets at fair value through profit or loss	1,327
Convertible bonds [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,327
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,059
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,059
Debt instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	161
Debt instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 161